SUPPLEMENT DATED MARCH 5, 2010

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE, AND
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective April 30, 2010, the following funds of the Sun Capital Advisers Trust will change their name:

Current Name	New Name

SCSM Dreman Small Cap Value Fund	SCSM Columbia Small Cap Value Fund

SCSM AIM Small Cap Growth Fund	SCSM Invesco Small Cap Growth Fund

Effective April 30, 2010, the sub-adviser to the SCSM Columbia Small Cap Value Fund will be RiverSource Investments, LLC. Sun Capital Advisers LLC, our affiliate, continues to be the investment adviser to the funds of the Sun Capital Advisers Trust.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SC name changes (US) 3/2010